Freedom Day Dividend ETF
Schedule of Investments
June 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 97.3%
Aerospace Product and Parts Manufacturing - 2.2%
1,994	Lockheed Martin Corp.	$857,340

Automotive Parts, Accessories, and Tire Stores - 1.8%
4,096	Advance Auto Parts, Inc.	708,977

Basic Chemical Manufacturing - 1.8%
8,037	LyondellBasell Industries N.V. ADR (a)	702,916

Beverage Manufacturing - 2.7%
6,320	PepsiCo, Inc.	1,053,291

Building Material and Supplies Dealers - 2.2%
3,173	The Home Depot, Inc.	870,259

Business Support Services - 1.3%
1,503	S&P Global, Inc.	506,601

Commercial Banking - 2.0%
11,826	Toronto-Dominion Bank ADR (a)	775,549

Computer and Peripheral Equipment Manufacturing - 2.1%
25,096	HP, Inc.	822,647

Computer Systems Design and Related Services - 1.8%
2,505	Accenture PLC ADR (a)	695,513

Data Processing, Hosting, and Related Services - 2.0%
3,779	Automatic Data Processing, Inc.	793,741

Fabricated Metal Product Manufacturing - 1.5%
9,115	Sturm Ruger & Co., Inc.	580,170

Financial Investment Activities - 2.8%
974	BlackRock, Inc.	593,205
4,388	T. Rowe Price Group, Inc.	498,521
		1,091,726
Food Manufacturing - 2.1%
13,122	Mondelez International, Inc.	814,745

General Merchandise Stores, Including Warehouse Clubs and Supercenters - 1.2%
3,254	Target Corp.	459,562

Grocery Stores - 1.7%
14,369	Kroger Co.	680,085

Household Appliance Manufacturing - 1.5%
3,832	Whirlpool Corp.	593,462

Insurance Carriers - 9.6%
2,261	Cigna Corp.	595,819
6,251	Cincinnati Financial Corp.	743,744
12,693	Fidelity National Financial, Inc.	469,133
8,262	The Progressive Corp.	960,623
1,962	UnitedHealth Group, Inc.	1,007,742
		3,777,061
Lawn and Garden Equipment and Supplies Stores - 1.8%
3,619	Tractor Supply Co.	701,543

Medical and Diagnostic Laboratories - 1.9%
5,714	Quest Diagnostics, Inc.	759,848

Medical Equipment and Supplies Manufacturing - 1.8%
6,445	Abbott Laboratories	700,249

Miscellaneous Manufacturing - 2.1%
14,986	Nintendo Co., Ltd. ADR (a)	806,546

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 5.1%
4,967	L3Harris Technologies, Inc.	1,200,524
6,090	Qualcomm, Inc.	777,937
		1,978,461
Nondepository Credit Intermediation - 1.6%
6,600	Federal Agricultural Mortgage Corp.	644,490

Oil and Gas Extraction - 4.1%
7,616	ConocoPhillips	683,993
4,133	Pioneer Natural Resources Co.	921,990
		1,605,983
Pharmaceutical and Medicine Manufacturing - 15.2%
5,583	AbbVie, Inc.	855,092
3,337	Amgen, Inc.	811,892
12,266	Bristol-Myers Squibb Co.	944,482
4,866	Eli Lilly & Co.	1,577,703
5,350	Johnson & Johnson	949,678
15,631	Pfizer, Inc.	819,534
		5,958,381
Pipeline Transportation of Natural Gas - 4.1%
46,989	Kinder Morgan, Inc.	787,536
26,223	Williams Cos., Inc.	818,420
		1,605,956
Radio and Television Broadcasting - 2.1%
5,112	Nexstar Media Group, Inc.	832,643

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 1.5%
4,993	Celanese Corp.	587,227

Securities and Commodity Contracts Intermediation and Brokerage - 1.7%
8,692	Morgan Stanley	661,113

Semiconductor and Other Electronic Component Manufacturing - 3.9%
1,606	Broadcom, Inc.	780,211
4,992	Texas Instruments, Inc.	767,021
		1,547,232
Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 2.0%
5,524	Procter & Gamble Co.	794,296

Sporting Goods, Hobby, and Musical Instrument Stores - 1.0%
5,317	Dicks Sporting Goods, Inc.	400,742

Tobacco Manufacturing - 2.1%
8,148	Philip Morris International, Inc.	804,533

Utility System Construction - 3.2%
11,357	EOG Resources, Inc.	1,254,267

Wired and Wireless Telecommunications Carriers - 1.8%
14,262	Verizon Communications, Inc.	723,796
	TOTAL COMMON STOCKS (Cost $39,134,421)	38,150,951

REAL ESTATE INVESMENT TRUSTS - 2.2%
19,955	National Retail Properties, Inc.	858,065
	TOTAL REAL ESTATE INVESMENT TRUSTS (Cost $881,839)	858,065

MONEY MARKET FUNDS - 0.4%
149,569	First American Government Obligations Fund - Class X, 1.29% (b)	149,569
	TOTAL MONEY MARKET FUNDS (Cost $149,569)	149,569

	TOTAL INVESTMENTS (Cost $40,165,829) - 99.9%	39,158,585
	Other Assets in Excess of Liabilities - 0.1%	54,818
	TOTAL NET ASSETS - 100.0%	$39,213,403

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
PLC - Public Limited Company
(a) Foreign Issued Security.
(b) Rate shown is the 7-day effective yield.

FREEDOM DAY DIVIDEND ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2022, the Fund did not hold “fair valued” securities.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of June 30, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Freedom Day Dividend ETF
Assets*
Common Stocks	$38,150,951	$-	$-	$38,150,951
Real Estate Investment Trusts	858,065	-	-	858,065
Money Market Funds	149,569	-	-	149,569
Total Investments in Securities	$39,158,585	$-	$-	$39,158,585

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended June 30, 2022, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.